Obligations Related to Finance Leases - Additional Information (Detail)		1 Months Ended							3 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Sep. 30, 2019 vessel	May 31, 2019 USD ($)	Jan. 31, 2019	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Jul. 31, 2017 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2019 USD ($) vessel lease lessor	Dec. 31, 2018 USD ($) lease	Dec. 31, 2017 USD ($)	Jan. 31, 2019
Capital Leased Assets [Line Items]
Proceeds from financing related to sale-leaseback of vessels | $										$ 381,526,000	$ 611,388,000	$ 809,935,000
Teekay Tankers
Capital Leased Assets [Line Items]
Finance Lease, Weighted Average Discount Rate, Percent	7.50%	7.64%							7.64%	7.64%	7.50%
Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms								9
Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms								12
Teekay Tankers | Suezmax, Aframax and LR2 Vessels [Member]
Capital Leased Assets [Line Items]
Number of vessels										16
Approximate capital leases future minimum payments due | $	$ 557,100,000	$ 601,700,000							$ 601,700,000	$ 601,700,000	$ 557,100,000
Finance Lease, Liability, Undiscounted Excess Amount | $	$ 181,800,000	$ 186,900,000							$ 186,900,000	$ 186,900,000	$ 181,800,000
Teekay Tankers | Aframax Tanker [Member]
Capital Leased Assets [Line Items]
Number Of Vessels Obligated to Purchase		6							6	6
Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Number of vessels		2							1
Number Of Vessels Obligated to Purchase			2
Finance Lease Obligations [Member] | Teekay Tankers | Suezmax, Aframax and LR2 Vessels [Member]
Capital Leased Assets [Line Items]
Number of Lessors | lessor										16
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line | $		$ 35,000,000.0							$ 35,000,000.0	$ 35,000,000.0
Percentage of debt		5.00%							5.00%	5.00%
Finance Lease Obligations [Member] | Teekay Tankers | Suezmax, Aframax and LR2 Vessels [Member] | Minimum
Capital Leased Assets [Line Items]
Debt Instrument, Term										6 months
LNG Carriers | Teekay LNG
Capital Leased Assets [Line Items]
Failed Sales Number Of Vessels										2
May 2019 Sale Leaseback [Member] | Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Actual hull coverage ratio	0.00%	109.00%							109.00%	109.00%	0.00%
Minimum hull coverage ratio, year 2										78.00%
Minimum hull coverage ratio, years 3 and 4										80.00%
Minimum hull coverage ratio, thereafter										90.00%
Minimum hull coverage ratio										75.00%
May 2019 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Number of vessels										2
November 2018 Sale-leaseback Transaction | Teekay Tankers
Capital Leased Assets [Line Items]
Proceeds from financing related to sale-leaseback of vessels | $						$ 84,700,000
November 2018 Sale-leaseback Transaction | Teekay Tankers | Suezmax, Aframax and LR2 Vessels [Member]
Capital Leased Assets [Line Items]
Actual hull coverage ratio	122.00%	158.00%							158.00%	158.00%	122.00%
Minimum hull coverage ratio										100.00%
November 2018 Sale-leaseback Transaction | Teekay Tankers | LR2 Tanker
Capital Leased Assets [Line Items]
Number of vessels						1
November 2018 Sale-leaseback Transaction | Teekay Tankers | Aframax Tanker [Member]
Capital Leased Assets [Line Items]
Number of vessels						2
November 2018 Sale-leaseback Transaction | Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Number of vessels						1
November 2018 Sale-leaseback Transaction | Finance Lease Obligations [Member] | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels						4
November 2018 Sale-leaseback Transaction | Finance Lease Obligations [Member] | Teekay Tankers | Suezmax, Aframax and LR2 Vessels [Member]
Capital Leased Assets [Line Items]
Number of vessels										4
September 2018 Sale Leaseback [Member] | Teekay Tankers | Aframax Tanker [Member]
Capital Leased Assets [Line Items]
Number of vessels							6
Proceeds from financing related to sale-leaseback of vessels | $							$ 156,600,000
Actual hull coverage ratio	91.00%	115.00%							115.00%	115.00%	91.00%
Minimum hull coverage ratio, year 1										78.00%
Minimum hull coverage ratio, year 2										78.00%
Minimum hull coverage ratio, years 3 and 4										80.00%
Minimum hull coverage ratio, thereafter										90.00%
September 2018 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Teekay Tankers | Aframax Tanker [Member]
Capital Leased Assets [Line Items]
Number of vessels										6
July 2017 Sale Leaseback [Member] | Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Number of vessels								4
Proceeds from financing related to sale-leaseback of vessels | $								$ 153,000,000
Actual hull coverage ratio	101.00%	122.00%							122.00%	122.00%	101.00%
Minimum hull coverage ratio, thereafter										100.00%
Hull coverage ratio for first three years										90.00%
July 2017 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Teekay Tankers
Capital Leased Assets [Line Items]
Period Required to Maintain 90% Hull Coverage Ratio										3 years
July 2017 Sale Leaseback [Member] | Finance Lease Obligations [Member] | Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Number of vessels										4
Option to Purchase July 2020 and November 2021 to End of Term [Member] | Teekay Tankers | Suezmax, Aframax and LR2 Vessels [Member]
Capital Leased Assets [Line Items]
Number of vessels										16
Suezmax | May 2019 Sale Leaseback [Member] | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels | $				2
Proceeds from financing related to sale-leaseback of vessels | $				$ 63,700,000
LNG Carriers | Teekay LNG
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate										5.10%
Number of Lessors | lessor										9
LNG Carriers | Teekay LNG | Minimum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms													P7Y6M
LNG Carriers | Teekay LNG | Maximum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms													P15Y
Direct Finance Lease [Member] | Suezmax | Teekay LNG
Capital Leased Assets [Line Items]
Number of vessels	1
Approximate capital leases future minimum payments due | $	$ 24,200,000										$ 24,200,000
Finance Lease, Liability, Undiscounted Excess Amount | $	200,000										$ 200,000
Sales-type lease [Member] | LNG Carriers | Teekay LNG
Capital Leased Assets [Line Items]
Number of vessels | lease										9	8
Approximate capital leases future minimum payments due | $	1,700,000,000	$ 1,900,000,000							$ 1,900,000,000	$ 1,900,000,000	$ 1,700,000,000
Finance Lease, Liability, Undiscounted Excess Amount | $	$ 435,300,000	$ 470,900,000							$ 470,900,000	$ 470,900,000	$ 435,300,000
Variable Interest Entity, Primary Beneficiary [Member] | Teekay Tankers | Suezmax, Aframax and LR2 Vessels [Member]
Capital Leased Assets [Line Items]
Number of Lessors | lessor										14
Yamal Spirit [Member] | January 2019 Transaction [Member] | Teekay LNG
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms					P15Y
Lessee, Finance Lease, Option to Extend					P5Y
Torben Spirit [Member] | September 2019 Transaction [Member] | Teekay LNG
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms			P7Y6M
Gain (Loss) on Contract Termination | $										$ 1,400,000
Variable Interest Entity, Primary Beneficiary [Member] | Sales-type lease [Member] | Teekay LNG
Capital Leased Assets [Line Items]
Number of Lessors | lessor										7